united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares			Fair Value
		CLOSED END FUNDS - 2.0%
105,518		Cohen & Steers Quality Income Realty Fund, Inc. ^	$1,388,617
79,739		Eagle Point Credit Company, Inc. ^	1,364,334
		TOTAL CLOSED END FUNDS (Cost - $2,673,998)	2,752,951

		COMMON STOCK - 2.0%
141,932		Golar LNG Ltd. ^	2,773,351
		TOTAL COMMON STOCK (Cost - $3,080,005)

		EXCHANGE TRADED FUNDS - 91.1%
		EQUITY FUNDS - 11.7%
119,070		Global X Nasdaq 100 Covered Call ETF	2,727,894
53,702		Invesco S&P MidCap Low Volatility ETF ^	2,750,616
72,930		SPDR S&P Regional Banking ETF ^	4,069,494
46,721		Vanguard Global ex-U.S. Real Estate ETF	2,733,179
47,568		Vanguard Real Estate ETF	4,127,475
		TOTAL EQUITY FUNDS (Cost - $15,375,033)	16,408,658

		DEBT FUNDS - 79.4%
204,111		iShares 0-5 Year High Yield Corporate Bond ETF ^	9,564,641
110,933		iShares 20+ Year Treasury Bond ETF	13,716,865
188,451		iShares iBoxx High Yield Corporate Bond ETF ^	16,383,930
255,370		SPDR Bloomberg Barclays Convertible Securities ETF	13,662,295
451,918		SPDR Bloomberg Barclays High Yield Bond ETF ^	16,391,066
349,617		SPDR Bloomberg Barclays Short Term High Yield Bond ETF	9,565,521
41,115		SPDR DoubleLine Emerging Markets Fixed Income ETF	2,046,705
563,344		VanEck Vectors Fallen Angel High Yield Bond ETF ^	16,387,677
149,425		Vanguard Long-Term Corporate Bond ETF	13,649,974
		TOTAL DEBT FUNDS (Cost - $108,323,967)	111,368,674

		TOTAL EXCHANGE TRADED FUNDS (Cost - $123,699,000)	127,777,332

		REIT - 2.0%
68,513		Gaming and Leisure Properties, Inc.	2,766,555
		TOTAL REIT (Cost - $2,274,764)

		SHORT-TERM INVESTMENTS - 8.8%
		COLLATERAL FOR SECURITIES LOANED - 8.4%
1,144,960		Dreyfus Government Cash Management, Investor Class 2.29% + (a)	1,144,960
10,594,900		Milestone Treasury Obligations Fund, Institutional Class 2.25% + (a)(b)	10,594,900
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $11,739,860)	11,739,860

		MONEY MARKET FUND - 0.4%
572,276		Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 2.26% +	572,276
		(Cost - $572,276)

		TOTAL SHORT-TERM INVESTMENTS (Cost - $12,312,136)	12,312,136

		TOTAL INVESTMENTS - 105.9% (Cost - $144,039,903)	$148,382,325
		LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9) %	(8,222,049)
		NET ASSETS - 100.0%	$140,160,276

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
	SPDR - Standard & Poor's Depositary Receipt
	^ All or a portion of this security is on loan. The market value of loaned securities is $33,964,136.
	+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
	(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2019. Total collateral had a value of $11,739,860 at April 30, 2019. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $22,935,992 as of April 30, 2019.
	(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 96.7%
		EQUITY FUNDS - 96.7%
284,440		Communication Services Select Sector SPDR Fund ^	$14,241,911
118,876		Consumer Discretionary Select Sector SPDR Fund	14,273,441
173,427		Consumer Staples Select Sector SPDR Fund ^	10,008,472
665,092		Financial Select Sector SPDR Fund ^	18,635,878
214,045		Health Care Select Sector SPDR Fund	19,105,657
169,443		Industrial Select Sector SPDR Fund ^	13,218,248
64,313		Materials Select Sector SPDR Fund ^	3,694,782
113,383		Real Estate Select Sector SPDR Fund	4,085,190
385,147		Technology Select Sector SPDR Fund ^	30,314,920
75,595		Utilities Select Sector SPDR Fund	4,438,182
		TOTAL EXCHANGE TRADED FUNDS (Cost - $119,681,086)	132,016,681

		SHORT-TERM INVESTMENTS - 3.8%
		COLLATERAL FOR SECURITIES LOANED - 0.3%
48,723		Dreyfus Government Cash Management, Investor Class 2.29% + (a)	48,723
413,200		Milestone Treasury Obligations Fund, Institutional Class 2.25% + (a)(b)	413,200
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $461,923)	461,923

		MONEY MARKET FUND - 3.5%
4,743,657		Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 2.26% +	4,743,657
		(Cost - $4,743,657)

		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,205,580)	5,205,580

		TOTAL INVESTMENTS - 100.5% (Cost - $124,886,666)	$137,222,261
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(622,481)
		NET ASSETS - 100.0%	$136,599,780

	SPDR - Standard & Poor's Depositary Receipt
	^	All or a portion of this security is on loan. The market value of loaned securities is $45,148,025.
	+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
	(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2019. Total collateral had a value of $461,923 at April 30, 2019. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $46,183,504 as of April 30, 2019.
	(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

Hanlon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Hanlon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of April 30, 2019 in valuing the Funds' assets carried at fair value:

Hanlon Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Closed End Funds	$2,752,951	$-	$-	$2,752,951
Common Stock	2,773,351	-	-	2,773,351
Exchange Traded Funds	127,777,332	-	-	127,777,332
REIT	2,766,555	-	-	2,766,555
Short-Term Investments	12,312,136	-	-	12,312,136
Total	$148,382,325	$-	$-	$148,382,325

Hanlon Tactical Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$132,016,681	$-	$-	$132,016,681
Short-Term Investments	5,205,580	-	-	5,205,580
Total	$137,222,261	$-	$-	$137,222,261

The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Hanlon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

Securities Lending
Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash and non-cash collateral, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. Non-cash collateral is securities issued or guaranteed by the U.S. Government or its agencies. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2019, the following Funds loaned securities and received cash and non-cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management and the Milestone Treasury Obligations Fund. There was non-cash collateral, (a combination of U.S. Government securities) held at April 30, 2019. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor. The Funds receive compensation relating to the lending of the Funds’ securities.

The percentage of total investment income the Funds received from the investment of cash and non-cash collateral retained by the lending agent, BNY Mellon, was as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$33,964,136	$34,675,852	3.59%
Hanlon Tactical Dividend and Momentum Fund	$45,148,025	$46,183,504	3.42%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability
Securities Loaned	$33,964,136	$22,224,276	$11,739,860	(1)	$-

Hanlon Tactical Dividend and Momentum Fund
Description of Liability
Securities Loaned	$45,148,025	$44,686,065	$461,960	(1)	$-

1) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Hanlon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

The following table breaks out the holdings pledged as collateral as of April 30, 2019:

	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$1,144,960	$-	$-	$-	$1,144,960
Milestone Treasury Obligations Fund	10,594,900	-	-	-	10,594,900
U.S. Government	-	6,686	-	22,929,306	22,935,992
Total	$11,739,860	$6,686	$-	$22,929,306	$34,675,852

Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$48,723	$-	$-	$-	$48,723
Milestone Treasury Obligations Fund	413,200	-	-	-	413,200
U.S. Government	-	205,557	288,313	45,227,712	45,721,582
Total	$461,923	$205,557	$288,313	$45,227,712	$46,183,505

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $33,964,136 and $45,148,025 at April 30, 2019, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $11,739,860 and $461,960 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund at April 30, 2019, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At April 30, 2019, the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $22,935,992 and $45,721,582, respectively, in the form of U.S. government backed securities not included in the Statements of Assets and Liabilities totals.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Hanlon Managed Income Fund	$145,862,357	$4,817,918	$(2,297,950)	$2,519,968
Hanlon Tactical Dividend and Momentum Fund	$124,907,241	$12,335,595	$(20,575)	$12,315,020

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 6/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 6/26/19

By

/s/Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 6/26/19